ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
Alpha Architect International Quantitative Momentum ETF (a)(b)	172,987	$7,486,013
Alpha Architect International Quantitative Value ETF (a)(b)	198,791	6,772,809
Alpha Architect US Quantitative Momentum ETF (b)	72,997	5,747,054
Alpha Architect US Quantitative Value ETF (b)	92,703	5,140,381
TOTAL EXCHANGE TRADED FUNDS (Cost $19,063,160)		25,146,257

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (c)	52,607	52,607
TOTAL MONEY MARKET FUNDS (Cost $52,607)		52,607

TOTAL INVESTMENTS - 99.7% (Cost $19,115,767)		$25,198,864
Other Assets in Excess of Liabilities - 0.3%		78,281
TOTAL NET ASSETS - 100.0%		$25,277,145

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect Global Factor Equity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTIONS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$25,146,257	$—	$—	$25,146,257
Money Market Funds	52,607	—	—	52,607
Total Investments	$25,198,864	$—	$—	$25,198,864

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2026:

	Alpha Architect International Quantitative Momentum ETF		Alpha Architect International Quantitative Value ETF	Alpha Architect US Quantitative Momentum ETF		Alpha Architect US Quantitative Value ETF	Total
Value as of September 30, 2025	$6,277,738		$5,473,537	$4,568,351		$4,022,676	$20,342,302
Additions	1,346,366		1,401,892	1,668,563		1,914,452	6,331,273
Reductions	(1,173,422)		(756,342)	(1,330,089)		(1,584,602)	(4,844,455)
Realized Gain (Loss)	279,789		167,197	252,983		130,822	830,791
Net Change in Unrealized Appreciation (Depreciation)	755,542		486,525	587,246		657,033	2,486,346
Value as of June 30, 2026	$7,486,013		$6,772,809	$5,747,054		$5,140,381	$25,146,257

Dividend/ Interest Income	$150,311		$154,628	$21,074		$57,502	$383,515
Capital Gain Distributions from Underlying Funds	—	—	—	—	—	—	$—

Shares as of June 30, 2026	172,987		198,791	72,997		92,703	$537,478
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